Related Party Tranactions Related Party Transactions (Details)			1 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019 USD ($) vessel	Jan. 01, 2018 Subsidiaries	May 31, 2019 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest	49.00%
Proceeds from sale of equity-accounted investments and related assets (note 4)									$ 100,000,000	$ 54,438,000
Loss on deconsolidation of Teekay Offshore (note 4)						$ 0	$ 0		0	(7,070,000)
Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party						3,100,000			8,700,000
Additional Time Period For Fixed Rate Time Charters Contract					2 years
Technical Services [Member] | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party								$ 9,600,000
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 2,300,000			4,500,000	7,600,000		11,100,000
Due from Related Parties											$ 83,100,000
Due to Related Parties											$ 59,300,000
Teekay Offshore [Member] | Technical Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				3,300,000			6,800,000			13,300,000
Teekay Offshore [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party				6,100,000			14,000,000	20,800,000		28,000,000
LNG Carriers [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties						$ 16,800,000	$ 13,100,000		$ 32,600,000	$ 25,700,000
Shuttle Tankers | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	2
FSO | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel	3
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage						52.00%			52.00%
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000			$ 25,000,000				$ 25,000,000
Proceeds from sale of equity-accounted investments and related assets (note 4)	100,000,000		$ 100,000,000
Equity Method Investment, Other than Temporary Impairment									$ 64,900,000
Gain (Loss) on Sale of Equity Investments	$ 8,900,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Percentage of ownership acquired		100.00%
Number of Subsidiaries | Subsidiaries		7
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity						$ 886,779,169			$ 886,779,169
Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity												$ 125,000,000
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity												100,000,000
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity												$ 25,000,000